Income taxes - Schedule of components of income before tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income before tax:
Income from PRC entities	¥ (128,658)		¥ 102,073	¥ 232,602
Loss from overseas entities	4,043		(8,082)	(20,166)
Income/(loss) before income tax expenses	¥ (124,615)	$ (19,553)	¥ 93,991	¥ 212,436